Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented information [Abstract]
Business segments
For the year ended December 31, 2025
Uranium
Fuel
services WEC Adjustments Other Total
Revenue $ 2,873,950 $ 562,421 $ 3,457,633 $ (3,457,633) $ 45,562 $ 3,481,933
Expenses
Cost of products and services sold 1,824,516 348,800 2,274,065 (2,274,065) 45,250 2,218,566
Depreciation and amortization 246,326 39,813 383,235 (383,235) 6,955 293,094
Cost of sales 2,070,842 388,613 2,657,300 (2,657,300) 52,205 2,511,660
Gross profit (loss) 803,108 173,808 800,333 (800,333) (6,643) 970,273
Administration - - 416,007 (416,007) 311,250 311,250
Exploration 27,630 - - - - 27,630
Research and development - - - - 38,467 38,467
Other operating income (22,221) (6,112) - - - (28,333)
Loss on disposal of assets 2,292 825 - - - 3,117
Finance costs - - 213,051 (213,051) 115,175 115,175
Gains on derivatives - - - - (95,017) (95,017)
Finance income - - (2,522) 2,522 (23,172) (23,172)
Share of earnings from
equity-accounted investees
(158,862) - - (57,524) - (216,386)
Foreign exchange losses - - - - 61,740 61,740
Other expense (income) - - 120,036 (120,036) (1,459) (1,459)
Earnings (loss) before income taxes 954,269 179,095 53,761 3,763 (413,627) 777,261
Income tax expense 187,719
Net earnings 589,542
Capital expenditures for the year $ 268,209 $ 57,370 $ 205,535 $ (205,535) $ 7,446 $ 333,025
For the year ended December 31, 2024
Uranium
Fuel
services
WEC Adjustments
Other Total
Revenue
$
2,676,620 $ 459,152 $ 2,892,467 $ (2,892,467) $ - $ 3,135,772
Expenses
Cost of products and services sold 1,757,155 316,040 2,075,189 (2,075,189) (707) 2,072,488
Depreciation and amortization 238,726 37,236 356,864 (356,864) 4,740 280,702
Cost of sales 1,995,881 353,276 2,432,053 (2,432,053) 4,033 2,353,190
Gross profit (loss) 680,739 105,876 460,414 (460,414) (4,033) 782,582
Administration - - 402,448 (402,448) 253,150 253,150
Exploration 19,419 - - - - 19,419
Research and development - - - - 36,540 36,540
Other operating income (35,090) (2,593) - - - (37,683)
(Gain) loss on disposal of assets 253 791 - - (2) 1,042
Finance costs - - 225,188 (225,188) 147,171 147,171
Losses on derivatives - - - - 183,103 183,103
Finance income - - (4,381) 4,381 (21,228) (21,228)
Share of loss (earnings) from
equity-accounted investee
(207,583) - - 218,427 - 10,844
Foreign exchange gains - - - - (65,517) (65,517)
Other expense (income) - - 116,697 (116,697) (975) (975)
Earnings (loss) before income taxes 903,740 107,678 (279,538) 61,111 (536,275) 256,716
Income tax expense 84,874
Net earnings 171,842
Capital expenditures for the year
$
132,827 $ 48,667 $ 176,229 $ (176,229) $ 30,141 $ 211,635

Geographic segments
2025 2024
Canada $ 3,034,652 $ 2,495,748
United States 424,123 640,024
Switzerland 23,158 -
$ 3,481,933 $ 3,135,772
2025 2024
Canada $ 2,884,969 $ 2,859,401
United States 2,753,805 3,015,292
Australia 394,276 383,338
Kazakhstan 315,314 286,759
Other 1 3
$ 6,348,365 $ 6,544,793